ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Parent Company [Member]
ORGANIZATION
1.	ORGANIZATION

Endeavor Group Holdings, Inc. (“the Company” or “EGH”) was incorporated as a Delaware corporation in January 2019. The Company was formed for the purpose of completing certain reorganization transactions in order to carry on the business of Endeavor Operating Company, LLC (“EOC”) and conducting an initial public offering (“IPO”).

1.	ORGANIZATION

Endeavor Group Holdings, Inc. (“the Company”) was incorporated as a Delaware corporation in January 2019. Pursuant to a reorganization into a holding company structure, the Company will be a holding company and its principal asset will be a controlling equity interest in Endeavor Operating Company, LLC (dba Endeavor) (“Endeavor”). As the sole managing member of Endeavor, the Company will operate and control all of the business and affairs of Endeavor, and through Endeavor and its subsidiaries, conduct the Company’s business.